Goodwill (Details) - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023
Goodwill [Line Items]
Accumulated impairment	R 43,600
Value of equity	25,800,000	11,300,000
Goodwill impairment	43,600
Fair value less cost amount	47,300
Goodwill [Member]
Goodwill [Line Items]
Goodwill impairment	R 43,600